LONG-TERM INVESTMENTS (Tables)	12 Months Ended
Dec. 31, 2023
LONG-TERM INVESTMENTS
Schedule of long-term investments

	As at December 31,
	2022	2023	2023
	RMB	RMB	US$
Equity investments without readily determinable fair value	51,524	51,624	7,271
Equity method investments	336,254	324,163	45,657
Available-for-sale debt securities	50,096	18,924	2,665
Less: Impairment loss	—	—	—
Total	437,874	394,711	55,593

Schedule of equity investments without readily determinable fair value

		Equity interest owned by the
		Group
		As at December 31,
	Note	2022		2023
		RMB		RMB
Allcure Information	i)	22,160	9.6%	22,160	9.6%
Concord Healthcare Singapore Pte. Ltd.	ii)	22,925	8.73%	22,925	8.73%
Legion Healthcare Partners LLC	iii)	6,439	5.83%	6,439	5.83%
Beijing He Xu elderly Care Service Co., Ltd.	iv)	—	—%	100	4.00%
Total		51,524		51,624

i)	20% equity interest of Allcure Information was obtained in 2015. During year ended December 31, 2018, Allcure Information issued new shares to other investors and diluted the share ownership of the Group to 9.6%. As of December 31, 2022 and 2023, the share ownership of the Group remained 9.6%. As of December 31, 2022 and 2023, no impairment was recorded for the investment.
ii)	The balance represented 10.0% interests in CHS after the disposal of 90.0% interests by the Group in 2020, which has been diluted to 8.73% due to a new capital injection from another shareholder as of December 31, 2022. As of December 31, 2022 and 2023, no impairment was recorded for the investment. In December 2023, the Group entered into a shares transfer agreement with a third party to sell all the shares it held in CHS with the consideration of RMB26,909 (US$3,790), and the disposal transaction was completed on January 5, 2024.
iii)	In March, 2021, the Group obtained the 5.83% equity interest of Legion Healthcare Partners LLC through purchase. As of December 31, 2022 and 2023, the share ownership of the Group remained 5.83%. As of December 31, 2022 and 2023, no impairment was recorded for the investment.
iv)	In August, 2023, the Group obtained the 4.0% equity interest of Beijing He Xu elderly Care Service Co., Ltd. through equity purchase. As of December 31, 2023, the share ownership of the Group remained 4.0% and no impairment was recorded for the investment.

Schedule of equity method investments

		Equity interest owned by the
		Group
		as at December 31,
	Notes	2022		2023
		RMB		RMB
Xi’an JiangyuanAndike Ltd. (“JYADK”)		10,496	29.70%	14,925	29.70%
Suzhou Shengshan Huiying Venture Capital Investment LLP. (“Suzhou Shengshan”)	i)	12,939	5.15%	9,413	5.15%
Zhejiang Marine Leasing Ltd.	ii)	179,231	20.00%	189,676	20.00%
Guangdong Hengjian Proton Medical Industry Co., Ltd. (“Guangdong Hengjian”)	iii)	86,315	14.20%	86,185	14.20%
Shanghai Xinhe Enterprise Management Center (Limited Partnership) (“Shanghai Xinhe”)	iv)	45,005	99.99%	22,448	72.73%
Shanghai Changshengshu Management Co. Ltd. (“Shanghai Changshengshu”)	v)	1,968	20.00%	1,216	20.00%
Guangzhou Yicheng Biological Immune Technology Co. Ltd. (“Guangzhou Yicheng”)	vi)	300	30.00%	300	30.00%
Total		336,254		324,163

i)	In 2017, the Group entered into a partnership agreement to subscribe for 8.13% interest in Suzhou Shengshan, a partnership engaged in equity and capital investment, with a subscription amount of RMB10,000. In 2018, 2019 and 2020, with the subscribed capital injection from new investors, the equity interest that the Group shared in Suzhou Shengshan was diluted to 5.41%, 5.15% and 5.15% respectively as of December 31, 2018, 2019 and 2020. As of December 31, 2022 and 2023, the percentage the Group held remained unchanged. According to the partnership agreement, the Group acts as a limited partner and has significant influence over Suzhou Shengshan’s daily operation due to it’s agreed that all issue of operation and management shall be subject to the unanimous consent of all partners. In 2023, the Group received cash distribution from Suzhou Shengshan in the amount of RMB4,022 (US$566).
ii)	On February 28, 2019, China Medical Service Holdings Ltd. (HK), a subsidiary of the Group, entered into a shares purchase agreement with Merge Limited to purchase 20% equity interests of Zhejiang Marine. As the Group held 20% equity share and had the ability to exercise significant influence over the Zhejiang Marine, the Group applied the equity method of accounting to the investment. The registration change was completed on June 10, 2020 and Zhejiang Marine became an associate company of the Group since then. In September 2023, the Group received dividends from Zhejiang Marine in the amount of RMB8,000 (US$1,127). As of December 31, 2022 and 2023, the percentage the Group held remained unchanged. The total book value of the Group’s long-term investments pledged to secure other borrowings as of December 31, 2021, 2022 and 2023 was RMB167,044, RMB179,231 and RMB189,676 (US$26,715) (note 18), respectively.
iii)	In December 2020, Aohua Technology, a subsidiary of the Group, entered into a capital increase agreement with Guangdong Hengjian and the original shareholders of Guangdong Hengjian to obtain shares of Guangdong Hengjian. The registration change was completed on January 13, 2021, and as of December 31, 2022 and 2023, RMB86,649 has been paid, which takes 14.20% shares. The Group has significant influence over Guangdong Hengjian due to the Group was entitled to delegate 2 out of 5 directors in the board and participated in policy-making processes of Guangdong Hengjian.
iv)	In March 2022, Shanghai Medstar, a subsidiary of the Group, established Shanghai Xinhe with Shanghai Xinfu Enterprise Management Center (Limited Partnership), and acted as a limited partner. The Group obtained 99.99% shares of Shanghai Xinhe in the consideration of 2.05% shares in Concord Healthcare, the carrying value of which was RMB45,115. The Group cannot consolidate Shanghai Xinhe as neither Shanghai Xinhe is a VIE nor the Group owns a majority kick-out right in Shanghai Xinhe. The Group has significant influence over Shanghai Xinhe derived from 99.99% ownership in the partnership as a limited partner from the initial recognition. In 2023, Shanghai Medstar entered into a share transfer agreement with Shanghai Linen International Trading Co. Ltd. (“Shanghai Linen”), in which Shanghai Medstar hereby transferred partial of Shanghai Medstar’s shares and related rights, interests and obligations in Shanghai Xinhe to Shanghai Linen with the consideration of RMB60,000 (US$8,451). The consideration has been received as of December 31, 2023. After this transfer, Shanghai Medstar holds 72.73% shares of Shanghai Xinhe.
v)	In October 2022, SH MZJH, a subsidiary of the Group, entered into a capital increase agreement with Shanghai Changshengshu to purchase 20% equity interests of Shanghai Changshengshu with the consideration amount of RMB2,000. The Group has significant influence over Shanghai Changshengshu due to the voting power from shareholder to the policy-making processes of Shanghai Changshengshu. As of December 31, 2022 and 2023, the percentage the Group held remained unchanged.
vi)	In December 2022, GCMTIC, a subsidiary of the Group, entered into a capital purchase agreement with Guangzhou Yicheng to purchase 30% equity interests of Guangzhou Yicheng with the consideration amount of RMB300. The Group has significant influence over Guangzhou Yicheng due to the Group was entitled to delegate 1 out of 3 directors in the board and participated in policy-making processes of Guangzhou Yicheng. As of December 31, 2022 and 2023, the percentage the Group held remained unchanged.

Schedule of available-for-sale debt securities

	As at December 31, 2023
		Redemption	Redemption Notice
	Fair value	Frequency	Period
	RMB
Private equity funds	18,924	Annually	5-9 days
	18,924